SUBSIDIARIES	12 Months Ended
Dec. 31, 2015
SUBSIDIARIES [Abstract]
SUBSIDIARIES

3.	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as at December 31, 2015. Unless otherwise indicated, we own a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar Management Limited	United Kingdom	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Corporation	Marshall Islands	Owns Gimi
Golar Hilli Corporation (89%)*	Marshall Islands	Owns Hilli
Golar Gandria N.V.	Netherlands	Owns and operates Gandria
Golar Hull M2021 Corporation	Marshall Islands	Owns and operates Golar Seal
Golar Hull M2022 Corporation	Marshall Islands	Owns and operates Golar Crystal
Golar Hull M2023 Corporation	Marshall Islands	Owns and operates Golar Penguin
LNG Power Limited	United Kingdom	Holding company
Golar Hull M2026 Corporation	Marshall Islands	Owns and operates Golar Celsius
Golar Hull M2027 Corporation	Marshall Islands	Owns and operates Golar Bear
Golar Hull M2047 Corporation	Marshall Islands	Leases and operates Golar Snow***
Golar Hull M2048 Corporation	Marshall Islands	Leases and operates Golar Ice***
Golar LNG NB10 Corporation	Marshall Islands	Leases and operates Golar Glacier***
Golar LNG NB11 Corporation	Marshall Islands	Leases and operates Golar Kelvin***
Golar LNG NB12 Corporation	Marshall Islands	Owns and operates Golar Frost
Golar LNG NB13 Corporation	Marshall Islands	Leases and operates Golar Tundra***
GVS Corporation	Marshall Islands	Owns and operates Golar Viking
Golar Management Norway AS**	Norway	Management company
Golar Commodities Limited	Bermuda	Trading company

* The Hilli was sold to Golar Hilli Corporation prior to the commencement of her conversion to a FLNG. Keppel Shipyard Limited and Black & Veatch hold the remaining 10% and 1% interest, respectively, in the issued share capital of Golar Hilli Corporation.

** In September 2015, Golar acquired the remaining 40% interest in Golar Wilhelmsen Management AS. In December 2015, the company was renamed Golar Management Norway AS (or "GMN").

*** The above table excludes mention of the lessor variable interest entities (''lessor VIEs'') that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, newly formed special purpose vehicles ("SPVs") of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have consolidated these entities into our financial results. Refer to note 4 for additional detail.